Stock Options	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Stock Options
11.	Stock Options

Stock Incentive Plan

The Company’s 2014 Stock Incentive Plan, originally approved in 2014, was amended and restated in each of August 2016, July 2020, and February 2021 (the “Prior Stock Incentive Plan”), The Prior Stock Incentive Plan provided for the grant of incentive stock options, nonqualified stock options, stock appreciation rights and shares of restricted stock. In October 2023, the Company adopted the 2023 Stock Incentive Plan (the “Stock Incentive Plan”). The Stock Incentive Plan reserves a total of 5,775,000 shares of the Company’s Class F Common Stock for issuance thereunder and subject to the condition that the total number of shares issued thereunder, and along with the Prior Stock Incentive Plan, shall not exceed 16.5% of the fully diluted outstanding shares of the Company’s Common Stock. Under the terms of the Stock Incentive Plan and including the reserved shares from the Prior Stock Incentive Plan, there were 5,494,650 shares of Class F Common Stock authorized for grant to employees, officers, directors and consultants, as of December 31, 2024.

The board of directors of the Company (the “Board”) determines the terms of each grant. As of the date of this Annual Report on Form 10-K, the Company has only granted incentive stock options and nonqualified stock options. Generally, 25.0% of these options vest on the one-year anniversary of the vesting commencement date, and 1/36 of the remaining options vest each month thereafter. The options typically have a contractual life of ten years. There were 749,347, 792,105 and 782,298 shares of Class F Common Stock available for grant under the Stock Incentive Plan as of December 31, 2024, 2023 and 2022, respectively.

Performance Equity Plan

The Company’s Performance Equity Plan (the “Performance Equity Plan”) was adopted in October 2023 and provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights and shares of restricted stock to certain of its employees, directors and consultants. Awards made under the Performance Equity Plan are subject to certain performance vesting criteria based on either (i) the Company’s stock price, as quoted on a publicly traded market or stock exchange, being equal to or greater than certain prices or (ii) the Company having at least two consecutive independent stock price valuations completed on its Common Stock (and approved by the Board) that value the Company’s Common Stock at a price equal to or higher than the vesting stock price applicable to the award. The Performance Equity Plan reserves a total of 2,797,466 shares of the Company’s Class C Common Stock for issuance. As of December 31, 2024, options exercisable for 2,224,846 shares of Class C Common Stock had been issued as part of the Performance Equity Plan, with 572,620 shares of Class C Common Stock remaining available for issuance. As of December 31, 2023, options exercisable for 924,692 shares of Class C Common Stock had been issued as part of the Performance Equity Plan, with 1,872,774 shares of Class C Common Stock remaining available for issuance. The options typically have a contractual life of ten years.

Stock-based compensation expense, related to options grants of the Stock Incentive Plan and Performance Equity Plan, for the years ended December 31, 2024, 2023 and 2022 was $3.6 million, $1.0 million and $1.5 million, respectively. As of December 31, 2024, 2023 and 2022, the Company had $23.3 million, $8.0 million and $2.0 million, respectively, of unrecognized stock-based compensation costs related to non-vested awards that will be recognized over a weighted-average period of 5.78, 4.97 and 2.72 years, respectively. The Company recognizes forfeitures as they occur.

The following sets forth the outstanding stock options for both the Stock Incentive Plan and the Performance Equity Plan and related activity for the years ended December 31, 2024, 2023 and 2022:

		Weighted
	Number of	Average Exercise
	Options	Price Per Share
Outstanding as of January 1, 2022	2,291,628	4.47
Granted	431,763	11.95
Exercised	(77,011)	3.36
Forfeited	(319,068)	8.90
Outstanding as of December 31, 2022	2,327,312	5.26
Granted	1,712,073	14.18
Exercised	(197,656)	1.19
Forfeited	(139,619)	10.78
Outstanding as of December 31, 2023	3,702,110	9.41
Granted	1,925,301	23.13
Exercised	(197,966)	3.13
Forfeited	(438,289)	12.67
Outstanding as of December 31, 2024	4,991,156	14.67

The following summarizes information about stock options outstanding for both the Stock Incentive Plan and the Performance Equity Plan as of December 31, 2024:

	Weighted Average
	Remaining
Number of Options	Contractual	Weighted Average	Number of Options	Weighted Average
Outstanding	Life (Years)	Exercise Price	Exercisable	Exercise Price
517,018	4.76	$0.32	517,018	$0.32
18,500	0.29	0.50	18,500	0.50
45,400	1.55	0.82	45,400	0.82
268,307	6.21	3.42	259,767	3.42
414,175	6.62	8.63	360,973	8.63
173,111	6.84	8.90	136,247	8.90
242,573	7.71	11.95	208,105	11.95
2,247,624	8.84	14.18	345,985	14.18
1,064,448	9.30	30.24	17,642	30.24
4,991,156	7.97	$14.67	1,909,637	$6.99

The fair value of each stock-based award granted from the Stock Incentive Plan was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions as of December 31:

	2024		2023		2022
Risk-free interest rate	3.43 - 4.68%		3.63 - 4.86%		2.85 - 3.67%
Expected stock price volatility	50%		50%		50%
Expected dividend yield	0%		0%		0%
Expected life of options	5 - 10	years	5	years	5	years

The fair value of each stock-based award granted from the Performance Equity Plan was estimated on the date of grant using the Monte-Carlo option-pricing model with the following assumptions as of December 31:

	2024		2023
Risk-free interest rate	3.65 - 4.26%		4.81%
Expected stock price volatility	46 - 48%		46%
Expected dividend yield	0%		0%
Expected life of options	4.2 - 7.7	years	6.8 - 7.9	years

As of December 31, 2024, 2023 and 2022, the aggregate intrinsic value of options outstanding was $77.7 million, $17.7 million and $15.5 million, respectively. As of December 31, 2024, 2023 and 2022, the aggregate intrinsic value of options exercisable was $44.4 million, $15.5 million and $13.2 million, respectively.

Expected option lives and volatilities were based on historical data of the Company and comparable companies in the industry. The risk-free interest rate was calculated using similar rates published by the Federal Reserve. The Company has no plans to declare any future dividends.